Notes Payable - Equipment (Details Textual)	12 Months Ended
Dec. 31, 2020 USD ($) Installments
Notes Payable - Equipment (Textual)
Increased notes balance	$ 34,970
Amortization terms, description	Wheeler CAT has extended the terms of this 12-month amortization.
Notes Payable [Member]
Notes Payable - Equipment (Textual)
Number of installments | Installments	12
Installments amount	$ 19,575
Interest rate percentage	8.00%
Maturity date	Jun. 30, 2021
Balloon payment	$ 150,164
Notes Payable One [Member]
Notes Payable - Equipment (Textual)
Number of installments | Installments	12
Installments amount	$ 4,365
Interest rate percentage	9.00%
Maturity date	Apr. 30, 2021
Balloon payment	$ 41,696
Notes Payable Two [Member]
Notes Payable - Equipment (Textual)
Number of installments | Installments	6
Installments amount	$ 22,235
Balloon payment	$ 488,317
Notes Payable Two [Member] | Epiroc drill [Member]
Notes Payable - Equipment (Textual)
Number of installments | Installments	36
Installments amount	$ 14,679
Interest rate percentage	5.20%
Notes Payable Three [Member]
Notes Payable - Equipment (Textual)
Number of installments | Installments	11
Installments amount	$ 14,475
Interest rate percentage	9.00%
Maturity date	Apr. 30, 2020
Balloon payment	$ 168,873
Notes Payable Four [Member]
Notes Payable - Equipment (Textual)
Number of installments | Installments	11
Installments amount	$ 19,125
Interest rate percentage	10.00%
Maturity date	Jul. 30, 2020
Balloon payment	$ 350,281
Notes Payable Five [Member]
Notes Payable - Equipment (Textual)
Number of installments | Installments	11
Installments amount	$ 10,320
Interest rate percentage	9.00%
Maturity date	May 31, 2020
Balloon payment	$ 71,372
Notes Payable Five [Member] | Komatsu PC490 Excavator [Member]
Notes Payable - Equipment (Textual)
Number of installments | Installments	12
Installments amount	$ 28,823
Interest rate percentage	4.60%
Balloon payment	$ 1,903